New accounting policies and changes in accounting policies	12 Months Ended
Dec. 31, 2022
New accounting policies and changes in accounting policies
3. New accounting policies and changes in accounting policies

These financial statements were prepared using information from Ultrapar and its subsidiaries on the same date, as well as consistent accounting policies and practices.

The accounting policies have been consistently applied to all consolidated companies and are consistent with those used in the parent. The Company evaluated and, when necessary, applied for the first time the following standards and interpretations issued by the International Accounting Standards Board (IASB) and, on the date the financial statements were authorized for issue, did not identify any significant impacts thereof on the disclosure or reported amounts.

  New accounting policies and changes in accounting policies adopted

The new standards and interpretations issued, up to the issuance of the Company's individual and consolidated financial statements, are described below.

a.1 Accounting policies adopted

The following new standards, amendments to standards and interpretations of IFRS issued by the IASB and effective on January 1, 2022 had no significant impact on the financial statements for the year ended December 31, 2022:

IFRS 3 Business Combinations – Reference to the Conceptual Framework - The amendments update the reference to the conceptual framework of the old version with the most recent one. They also include in IFRS 3 a requirement that, for obligations within the scope of IAS 37, the buyer adopts the standard to determine whether at the acquisition date a present obligation exists as a result of past events.  For a levy within the scope of IFRIC 21 - Levies, the buyer adopts the standard to determine whether the obligating event that gave rise to a liability to pay a levy occurred until the acquisition date.

IAS 16 Property, Plant and Equipment - Proceeds before Intended Use - The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognizes such costs in profit or loss.

IAS 37 Provisions, Contingent Assets and Liabilities - Onerous Contracts – The amendments specify that the cost to fulfill a contract comprises incremental costs incurred to fulfill such contract (e.g. employees or materials) and the allocation of other costs directly related to the fulfillment of a contract (e.g. allocation of depreciation expenses for an item of property, plant and equipment used to fulfill a contract).

Annual Improvements to IFRSs 2018-2020 Cycle - amendments included in the annual improvement cycle that covers the following standards:

IFRS 9 – Financial Instruments: The amendment clarifies that in applying the '10 per cent' test to assess whether to derecognize a financial liability, an entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

IFRS 16 – Leases (effective period not applicable): The amendment removes the illustration of the reimbursement of leasehold improvements. As the amendment to IFRS 16 is only an illustrative example, no effective date is defined.

IFRS 1 - First-time Adoption of International Financial Reporting Standards: The amendment provides additional relief to a subsidiary which becomes a first-time adopter later than its parent in respect of accounting for cumulative translation differences.

IAS 41 - Biological Assets and Agricultural Produce: The amendment excluded the IAS 41 requirement for entities to exclude any cash flows for taxation in measuring the fair value of biological assets.

a.2 Accounting policies not adopted

The following new standards, amendments to standards and interpretations to IFRSs issued by the IASB were not adopted because they were not yet effective in the year ended December 31, 2022. The Company and its subsidiaries plan to adopt these new standards, amendments and interpretations, if applicable, when they become effective, and they do not expect to have significant impact on their future individual and consolidated financial statements.

IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture – The amendments address specifically the accounting treatment for gains and losses resulting from loss of control over a subsidiary that does not constitute a business in a transaction with an associate or joint venture, accounted for using the equity method of accounting.

IFRS 17 - Insurance Contracts - Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.

IAS 1 – Classification of Liabilities as Current or Non-current - The amendments clarify the meaning of a right to postpone the settlement of a liability; establish that the right to postpone should exist at the reporting date; specify that such classification is not affected by the expectation on whether an entity will exercise its right to postpone the settlement of the liability, and, also, that only if an embedded derivative into a convertible liability is an equity instrument, the terms of a liability would not affect their classification.

IAS 1 and practical expedient 2 of IFRS – Disclosure of Accounting Policies – The amendments replace the term "significant accounting policies" with "significant accounting policy information". Guides and examples are provided to help entities to apply the materiality judgment for the disclosure of accounting policies.

IAS 8 – Definition of Accounting Estimates - The amendments help entities distinguish changes in accounting estimates from changes in accounting policies and correction of errors. According to the new definition, accounting estimates are “monetary amounts in the financial statements that are subject to measurement uncertainty”.

IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction – The amendments introduce another exception to the initial recognition exemption, and are not applicable to exemption for transactions that result from equal temporary taxable and deductible differences. An entity shall recognize the corresponding deferred tax asset and liability in accordance with the recoverability criteria and the application of the amendments to transactions occurred in or after the beginning of the earliest comparative reporting period. Examples include the following: right-of-use assets and lease liabilities; and decommissioning, remediation and similar liabilities, and the corresponding amounts recognized as part of the cost of the related asset.